Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data
Quarterly Financial Data

NOTE 19 — Quarterly Financial Data

Quarterly Results of Operations
(Unaudited)

($ in thousands)	First	Second	Third	Fourth

2014
Net sales	$100,706	$102,980	$99,957	$100,378
Gross margin	30,615	33,823	32,499	33,026
Operating earnings	10,845	9,945	11,223	10,310
Net earnings	5,080	6,361	8,117	6,964
Basic earnings per share	$0.15	$0.19	$0.24	$0.21
Diluted earnings per share	$0.15	$0.19	$0.24	$0.21

2013
Net sales	$98,062	$105,381	$103,632	$102,386
Gross margin	26,786	32,400	32,001	30,166
Operating earnings	2,681	2,443	7,553	5,010
Earnings (loss) from continuing operations	2,988	(10,253)	5,115	4,148
Earnings (loss) from discontinued operations	580	(1,082)	1,704	(7,129)
Net earnings (loss)	3,568	(11,335)	6,819	(2,981)

Basic earnings per share:
Earnings (loss)from continuing operations	$0.09	$(0.31)	$0.16	$0.12
Earnings (loss) from discontinued operations	0.02	(0.03)	0.04	(0.21)

Total	$0.11	$(0.34)	$0.20	$(0.09)

Diluted earnings per share:
Earnings from continuing operations	$0.09	$(0.31)	$0.16	$0.12
Earnings (loss) from discontinued operations	0.01	(0.03)	0.05	(0.21)

Total	$0.10	$(0.34)	$0.21	$(0.09)